Securities (Securities Available for Sale) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Securities Available for Sale, Amortized Cost,Total	$ 145,310,000	$ 155,956,000
Fair Value of AFS Securities, Total	141,953,000	153,824,000
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	(1,000)
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax, Total	185,000	303,000
AFS, Gross Unrealized Losses, Total	(3,542,000)	(2,435,000)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year		6,000,000
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	20,998,000	15,000,000
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	2,999,000	13,998,000
Amortized Cost of AFS Securities, Single Maturity Date, Total	23,997,000	34,998,000
Fair Value of AFS Securities Maturing Within One Year		5,969,000
Fair Value of AFS Securities Maturing After One Year But Within Five Years	20,355,000	14,689,000
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	2,911,000	13,556,000
Fair Value of AFS Securities, Single Maturity Date, Total	23,266,000	34,214,000
Gross Unrealized Losses on AFS Securities Maturing Within One Year		(31,000)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(643,000)	(311,000)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(88,000)	(442,000)
Gross Unrealized Losses on AFS Securities, Single Maturity Date, Total	(731,000)	(784,000)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	826,000	2,521,000
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	14,751,000	13,959,000
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	2,779,000	8,611,000
Amortized Cost of AFS Securities, Single Maturity Date, Total	18,356,000	25,091,000
Fair Value of AFS Securities Maturing Within One Year	826,000	2,516,000
Fair Value of AFS Securities Maturing After One Year But Within Five Years	14,686,000	13,955,000
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	2,669,000	8,510,000
Fair Value of AFS Securities, Single Maturity Date, Total	18,181,000	24,981,000
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	13,000	50,000
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years		18,000
Gross Unrealized Gains on AFS Securities, Single Maturity Date, Total	13,000	68,000
Gross Unrealized Losses on AFS Securities Maturing Within One Year		(5,000)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(78,000)	(54,000)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(110,000)	(119,000)
Gross Unrealized Losses on AFS Securities, Single Maturity Date, Total	(188,000)	(178,000)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	102,957,000	94,945,000
Fair Value of AFS Securities Without Single Maturity Date	100,506,000	93,510,000
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	172,000	38,000
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	$ (2,623,000)	(1,473,000)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date		922,000
Fair Value of AFS Securities Without Single Maturity Date		1,119,000
Gross Unrealized Gains on AFS Securities Without Single Maturity Date		$ 197,000